UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549- FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-05635

Name of Registrant:	Putnam Diversified Income Trust

Address of Principal Executive Offices:	100 Federal Street
Boston, Massachusetts 02110

Name and address of agent of service:	Stephen J. Tate, Vice President and Chief Legal Officer
Putnam Diversified Income Trust
100 Federal Street
Boston, Massachusetts 02110

CC:	Bryan Chegwidden, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, New York 10036

Registrant's telephone number including area code:	617-292-1000

Date of fiscal year end:	9/30

Date of reporting period:	07/01/2022 - 06/30/2023

Registrant :	Putnam Diversified Income Trust
Fund Name :	Putnam Diversified Income Trust

Cooperatieve Rabobank U.A.
	Ticker	Security ID:	Meeting Date		Meeting Status
	NA	CINS N22634XZ2	05/16/2023		Take No Action
	Meeting Type	Country of Trade
	Bond	Netherlands
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Non-Voting Meeting Note	N/A	N/A	TNA	N/A
	2	Non-Voting Meeting Note	N/A	N/A	TNA	N/A
	3	Non-Voting Meeting Note	N/A	N/A	TNA	N/A
	4	Non-Voting Meeting Note	N/A	N/A	TNA	N/A
	5	Non-Voting Agenda Item	N/A	N/A	TNA	N/A
	6	Announcements And Minutes Of The Meeting Dated 24 May 2022	Mgmt	N/A	TNA	N/A
	7	Report On Rabobank Certificates And The Activities Of The Stak In 2022	Mgmt	N/A	TNA	N/A
	8	Elaboration On Risk And Payment Policies Pursued As Well As Rabobanks Fy2022 Figures (including Any Relevant Recent Development)	Mgmt	N/A	TNA	N/A
	9	Non-Voting Agenda Item	N/A	N/A	TNA	N/A
	10	Non-Voting Meeting Note	N/A	N/A	TNA	N/A

Pursuant to the requirements of the Investment Company Act of 1940,the registrant has duly caused this report to be signed on its behalf by the undersigned,thereunto duly authorised.

Registrant:	Putnam Diversified Income Trust

By:	/s/Stephen J. Tate

Name:	Stephen J. Tate

Title:	Vice President, Chief Legal Officer of Putnam Diversified Income Trust

Date:	August 23, 2023